UNITED STATES
                       Securities and Exchange Commission
                             Washington, DC. 20549

                                  FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      X
                                      and
                    THE INVESTMENT COMPANY ACT OF 1940                X


Molter Series Funds, Inc. (Exact Name of Registrant as Specified in Charter) 6720 East Camino Principal,
Suite 100,  Tucson AZ. 85715   (Address of Principal Executive Offices)

520-298-7000                           (Registrants Telephone Number)

Daniel A Molter                (Name and Address of Agent for Service)
6720 East Camino Principal, Suite 100,
Tucson AZ. 85715

Approximate Date of Proposed Public Offering:   As soon as
practicable after the effective date of this registration.

It is proposed that this filing will become effective
    [x]  60 days after filing pursuant to paragraph (a)

Calculation of Registration Fee Under the Securities Act of 1933


Title of Securities    Amount Being   Proposed Max   Proposed Max   Amount of
being Registered       Registered      Offering      Aggregate    Registration
                                       Price      Offering Price      Fee
 Molter Series Funds, Inc.              *
 Common Stock $.01       750,000       $10.00       $7,500,000      $2,586.20
   par value

* Estimated for the purpose of determining the amount of the registration fee. This is the actual Net Asset value per share as of the starting date.

The Registrant hereby amends this Registration Statement on such date or dates that may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(A) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting to section 8(A)may determine.


                           Cross Reference Sheet

          INFORMATION REQUIRED                 CAPTIONS IN FILING

Part A: IN A PROSPECTUS
Item 1. Cover Page                            Cover Page
Item 2. Synopsis                              The Fund & Investment Objective
Item 3. Condensed Financial Information       Fund Expenses
Item 4. General Description of Registrant     The Fund/Objectives & Policies/
                                              Investment Restrictions
Item 5. Management of the Fund                Investment Advisor/Officers
                                              & Directors
Item 6. Capital Stock and other Securities    Capitalization & Retirement Plans
Item 7. Purchase of Securities being Offered  Purchase & Pricint of Shares
Item 8. Redemption or Repurchase              Redemption of Shares/Brokerage
Item 9. Legal Proceedings                     Litigation


Part B:  STATEMENT OF ADDITIONAL INFORMATION
Item 10. Cover Page                           Cover Page
Item 11. Table of Contents                    Table of Contents
Item 12. General Information and History      The Fund
Item 13. Investment Objectives and Policies   Objectives and Policies
Item 14. Management of the Registrant         Officers & Directors of the Fund
Item 15. Control Persons & Principal Holders  Not Applicable
Item 16. Investment Advisory & Other Services Investment Advisor of Securities
Item 17. Brokerage Allocation                 Brokerage
Item 18. Capital Stock & Other Securities     Capitalization
Item 19. Purchase, Redemption & Pricing of    Purchase of Shares
       	   Securities Being Offered
Item 20. Tax Status                           Tax Status
Item 21. Underwriters                         Not Applicable
Item 22. Calculation of Yield Quotations of   Not Applicable
         Money Market Funds
Item 23. Financial Statements                 Financial Statements


Part C:  OTHER INFORMATION
Item 24. Financial Statements & Exhibits     To be Supplied
Item 25. Persons Controlled by/or under      Control Persons
         Common Control
Item 26. Number of Holders of Securities     Number of Shareholders
Item 27. Indemnifications                    Indemnification
Item 28. Business & Other Connections of     Activities of Investment Advisor
         Advisor
Item 29  Principal Underwriters              Principal Underwriter
Item 30. Location of Accounnts & Records     Location of Accounts & Records
Item 31. Management Services                 Not Applicable
Item 32. Undertakings                        Not Applicable

		                  MOLTER SERIES FUNDS, INC.
                                 TUCSON,  AZ. 85715
                                    520-298-7000


PROSPECTUS
January 1, 1999

The Fund & Investment Objective
Molter Series Funds, Inc. ("the Fund") is an open-end non-diversified manage-ment investment company that seeks capital appreciation through investment in common stocks and/or securities convertible into common stocks. Criteria used by the Advisor will be based on the Business Economics, Management Quality, Financial Condition and Stock Price of each business. Current income from these investments will be a subordinate consideration.

Fund Share Purchase
Capital shares of the Fund may only be purchased directly from the Fund at net asset value as next determined after receipt of order. The Board of Directors has established $1,000 as the minimum initial purchase and $500 for subsequent purchases.

Additional Information
This Prospectus, which should be held for future reference, is designed to set forth concisely the information that you should know before you invest. A "Statement of Additional Information" containing more information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated January 1, 1999 and has been incorporated by reference into the Prospectus. A copy of the Statement may be obtained without charge, by writing to the Fund or by calling the telephone number shown above.



















             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

FUND EXPENSES
The following illustrates all expenses and fees that a shareholder of the Molter Series Funds, Inc. Fund will incur. The expenses and fees set forth below are for the 1999 fiscal year.

                    Shareholder Transaction Expenses:
             Sales Load Imposed on Purchases                  None
             Sales Load Imposed on Reinvested Dividends       None
             Redemption Fees                                  None
             Exchange Fees                                    None
             IRA Trustee Fees                                 None

                     Annualized Fund Operating Expenses:
             Management Fees                                  1.0%
             12b-1 Fees                                       None
             Other Expenses                                   1.0%
                                 Total Operating Expenses     2.0%

The following table is given to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. It illustrates the expenses paid on a $1,000 investment over various time periods assuming a) 5% annual rate of return and
b) redemption at the end of each time period. This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

                1 Year       3 Years      5 Years        10 Years
                  $20          $63          $111            $252

THE FUND
MOLTER SERIES FUNDS, INC. (also referred to as the "Fund") was incorporated in Arizona on June 25, 1997. The Fund's registered office is in Tucson, AZ: mail may be addressed to 6720 East Camino Principal, Suite 100, Tucson AZ. 85715

OBJECTIVES AND POLICIES
Molter Series Funds, Inc. ("the Fund") is an open-end, non-diversified management investment company that seeks capital appreciation through investment in common stocks and/or securities convertible into common stocks. In seeking its objective, except as described below, this Fund will invest exclusively in equity securities. Equity securities are common stocks and preferred stocks and securities convertible into or exchangeable for common stocks or preferred stocks, including American Depository Receipts ("ADR's"). In selecting equity securities, the Advisor will seek to invest in companies which have high earnings growth rates and which currently demonstrate superior long term capital appreciation relative to other equity securities and the S&P 500. To achieve its investment objective, the Funds Advisor will pursue a flexible investment strategy emphasizing investment in domestic stocks and to a lesser extent foreign equity securities. Criteria used by the Advisor wil be based on the Business Economics, Management Quality, Financial Condition and Stock Price of each business. The Fund's Advisor will invest the assets of the Fund in securities of companies that appear to be undervalued relative to their overall financial and managerial strength. The Advisor follows the investment strategy of investing in securities with "intrinsic values" which are not generally recognized by the market. Current income from these investments will be a subordinate consideration.

Risk Assessment: Risks associated with the Fund's performance will be those due to broad market declines and business risks. There are risks associated with Foreign investments including the possibility of currency exchange rate fluctuations, revaluation of currencies, less publicly available information about foreign companies, different accounting, auditing and financial report-ing standards, less stringent securities regulations, non-negotiable brokerage commissions, different tax provisions, political or social instability and war or expropriation. It must be realized, as is true of almost all securities, there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation.

As a mutual fund, the Fund is subject to market risk. The value of the Fund's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the Fund's underlying portfolio securities. The Fund should not be considered to be a complete investment program by itself. You should consider your own investment objectives as well as your other investments when deciding whether to purchase shares of the Fund.

The Fund invests directly or indirectly in equity securities, such as common stocks, preferred stocks, convertible stocks, and warrants. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Equity securities of smaller companies are especially sensitive to these factors.

The Fund is not intended to provide a balanced investment program to meet all requirements of every investor. No assurance can be given that the Fund will achieve its investment objectives. The prices of equity securities fluctuate based on changes in a company's financial condition and on overall market and financial conditions. The value of an investment in the Fund may sometimes decrease instead of increase.

Non-diversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issues. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, political, or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is, therefore, one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.

Security Selection Criteria: Criteria used by the Advisor in recommending purchases of securities will be based on the Business Economics, Management Quality, Financial Condition and Security Price of each business. The Fund's Advisor follows the investment strategy of investing in securities with "intrinsic values." The Fund invests primarily in common stocks which the Advisor believes are undervalued at the time of acquisition. The stocks are normally sold when it is believed that they are fairly valued. Using this approach, the Advisor seeks to identify, in advance of purchase, stocks which are inexpensive and a catalyst which will drive the price back to fair value. In making this determination, the Advisor will look for dividend yields greater than the S&P Index, price/earnings ratios less than the S&P 500
Index and price-to-book ratios less than the S&P 500 Index. In keeping with a long term approach, a security will not be sold because of a short term earnings.

Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might slightly exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

TAX STATUS
Under the provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, intends to pay out substantially all of its investment income and realized capital gains, and intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest, and gains from securities transactions, no more than 30% of the Fund's profits may be derived from securities held less than three months, and no more than 50% of the Fund assets may be held in security holdings that exceed 5% of the total assets of the Fund at time of purchase.

Distribution of any net long term capital gains realized by the Fund in 1999 will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemption) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

INVESTMENT RESTRICTIONS
By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. (1) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or 2) of more than 50% of the outstanding voting securities, whichever is less:
(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.

(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders.
(e) Invest over 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if those officers and directors of the Fund or its Investment Advisor owning individually more than 1/2 of 1% of any class of security or collective-ly own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.
(n) Issue senior securities.

INVESTMENT ADVISOR
Investment Research Associates, Inc. is an Arizona corporation that acts as an Investment Advisor, to the Fund. Mr. Daniel A. Molter will be in charge of the day-to-day portfolio management. Investment Research Associates, Inc. has no previous experience in advising registered investment companies. Mr. Daniel A. Molter and Hester Molter established the company in April 1992.
Mr. Molter has an M.B.A. from the Wharton Graduate School of Business and is a C.P.A. Mr. Molter has held staff and management positions with Mobil Oil, Union Pacific, and was the Chief Financial Officer of Botany 500/McGregor Sportswear. On June 25, 1997 shareholders of the Fund approved a management and Advisory contract with Investment Research Associates, Inc., which was unanimously approved by the Board of Directors June 25, 1997. This Agreement will continue on a year to year basis provided that approval is voted at least annually by specific approval of the Board of Directors of the Fund; or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval. Under the Agreement, Investment Research Associates, Inc. will furnish investment advice to the Directors of the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or disposed.

The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to Investment Research Associates, Inc. In the event of its assign-ment, the Agreement will terminate automatically. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and directors. For these services the Fund has agreed to pay to Investment Research Associates, Inc. a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds. Not withstanding, the Invest-ment Advisor would forgo sufficient fees to hold the total expenses of the Fund to less than 2.0% of the first $10 million in averaged assets and 1.5% of the next $20 million. These ratios were selected by the Board of Direct-ors because they are believed to meet the most restrictive state requirements.

Pursuant to its contract with the Fund, the Investment Advisor is required to render research, statistical and advisory services to the Fund; to make speci-fic recommendations based on the Fund's investment requirements; and to pay salaries of the Funds' employees who may be officers or directors or employ-ees of the Investment Advisor. Excepting these items, the Fund pays all other fees and expenses incurred in conducting its business affairs. The Investment Advisor has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.

OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, age, principal occupations and percent of shares outstanding held during the past five years are:
                                                 Occupation      Percent
   Name and Address       Age   Position         Past 5 Years    of Class

Daniel A. Molter*         58   President        Investment Advisor  50.00%
6720 E Camino Principal        Interested       Investment Research
Suite 100,                     Director         Associates, Inc.
Tucson, AZ  85715

Hester v.H. Molter*       46   Vice-President   Self-Proprietor     50.00%
6720 E Camino Principal        Interested
Suite 100                      Director
Tucson, AZ  85715              Wife of President

Lane D. Justus            69   Treasurer        Investor             0.00%
4385 N. Camino Cardenal        Non-Interested
Tucson, AZ 85718               Director

Clifford B. Altfeld       46   Secretary        Attorney at Law      0.00%
6273 La Yerba                  Non-Interested
Tucson, AZ 85750               Director

Mary Ann  Finlay          50   Vice President   Self-Proprietor      0.00%
5248 Pinehurst Drive		         Non-Interested
Boulder, CO 80301-3791	        Director


*Directors of the Fund who are considered "Interested Directors" as defined by the Investment Company act of 1940. Mr. Molter is President and effective joint owner of the Fund and Mrs. Molter is Vice President and joint owner of the fund.

The Fund does not compensate its officers and directors affiliated with the Investment Advisor except as they may benefit through payment of the Advisory fee. The Fund does not intend to compensate its officers and directors until assets exceed $2,500,000 although they will be reimbursed for their expenses.

CAPITALIZATION:
In order to provide the initial capital for the Fund, the Advisor has pur-chased a total 10,000 Shares of the Fund at $10.00 per share for an aggre-gate purchase price of $100,000. As long as the Advisor owns more than 25% of the Fund's shares, it will be deemed to be in "control" of the Fund as that term is defined in the 1940 Act.

Description of Common Stock: The authorized capitalization of the Fund con-sists of 10,000 shares of common stock of $0.01 par value per share.
Each share has equal dividend, distribution and liquidation rights with no conversion or pre-emptive rights. All shares issued are fully paid and non-accessible.

Voting Rights: Each shareholder has one vote for each share held. Voting rights are non-cumulative, which means that holders of a majority of shares can elect all directors of the Fund if they so choose.

Major Shareholders: Investment Research Associates, Inc., as of the date of this Prospectus, owns all outstanding shares of the Fund.

PURCHASE OF SHARES:
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of management such termination or rejection is in the best interests of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The mini-mum initial purchase of shares is $1,000 which is due and payable 3 business days after the purchase date. Less may be accepted under special circum-stances. The Fund will be initially registered in Arizona and therefore restricted to Arizona residents at the time of purchase. There will be no solicitation of out of the state of Arizona potential shareholders until registration under the Blue Sky laws of the state of residence have been met.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable five business days after the purchase date. The minimum is $500, but less may be accepted under special circumstances.

Reinvestments: The Fund will automatically retain and reinvest dividends and capital gains distributions and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. A Shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capi-tal gains distributions, if any, to such shareholder in cash.

Fractional Shares: Shares will be issued to three decimal places as purchased from the fund. The fund will maintain an account for each shareholder of shares for which no certificates have been issued.

RETIREMENT PLANS
Individual Retirement Account: Persons who earn compensation and are not active participants (and who do not have a spouse who is an active parti-cipant) in an employee maintained retirement plan may establish Indi-vidual Retirement Accounts (IRA) using Fund shares. Annual contributions, limited to the lesser of $2,000 or 100% of compensation, are tax deductible from gross income. This IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes within certain specified limits. All individuals may make nondeductible IRA contributions to separate accounts to the extent that they are not eligible for a deductible contribution.

Earnings under the IRA are reinvested and are tax-deferred until withdrawals begin. The maximum annual contribution may be increased to $4,000 if you
have a spouse during the taxable year.   A separate and independent Spousal
IRA must be maintained.

You may begin to make non-penalty withdrawals as early as age 59 1/2 or as late as age 70 1/2. In the event of death or disability, withdrawals may be made before age 59 1/2 without penalty.

A Disclosure Statement is required by U.S. Treasury Regulations. This State-ment describes the general provisions of the IRA and is forwarded to all prospective IRA's. There is no charge to open and maintain a Molter
Series Fund, Inc. Fund IRA. This policy may be changed by the Board of Directors if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty.
IRA Enhancements - Taxpayer Relief Act Changes to the Traditional IRA
The 1997 Act restores deductible IRA contributions for individuals at higher income levels. Currently, deductions for IRA contributions are phased out as income increases beyond $40,000 for married taxpayers filing jointly and $25,000 for single taxpayers. Under the Act, these income levels will gradually increase to $80,000 for married taxpayers filing joint by the year 2007 and $50,000 for single taxpayers by the year 2005.


Nondeductible Tax-Free Roth IRA

The new Roth IRA is funded solely with after-tax (nondeductible) contri-butions, but offers the possibility of tax-free earnings which are not taxed as income when later withdrawn as part of qualified distributions. The prin-cipal features of the new Roth IRA are:
* Tax deductions are not allowed for contributions to the account, but earn-ings accumulate tax-free and are not taxed as income when withdrawn as qualified distributions.
* Income limitations for contributions begin at $150,000 for married tax-payers filing jointly and $95,000 for single taxpayers.
* The maximum contribution is combined with the deductible IRA and is limit-ed annually to the maximum IRA contribution allowed for that individual.
* Transfers from Traditional IRAs to Roth IRAs are allowed for single or married taxpayers with adjusted gross incomes of $100,000 or less.

* Contributions can be made beyond age 70 1/2, while distributions are not required to begin at age 70 1/2. Distributions are only required upon death.

Nondeductible Education IRA

The Education IRA is a trust or custodial account established to help pay the higher-education expenses of your child, grandchild or other designat-ed beneficiary. Like the Roth IRA, this account is funded with after-tax (nondeductible) contributions. The Education IRA has the following princi-pal features:
* Contributions of up to $500 annually are allowed per student (in addition to the $2,000 limit for a separate IRA).
* Qualified distributions are not taxed as income unless they exceed quali-fied higher education expensed, in which case amounts in excess of quali-fied expenses will be taxable as income and subject to the 10% penalty.
* Contributions may be made regardless of whether the beneficiary has gross income, but may not be made after the beneficiary reaches age 18.
* Income limitations for contributions begin for taxpayers whose adjusted gross income is between $150,000 to $160,000 for married taxpayers filing jointly and $95,000 and $110,000 for single taxpayers.


For further information contact your tax advisor.

PRICING OF SHARES
The net asset value of the Fund's shares is determined as of the close of business of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Washington's Birthday, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christmas & New Year's Day. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.


REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who tenders a request for redemption (if certificates have not been issued) or certificates with respect to shares for which certificates have been issued. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is personally known to management.

The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within three business days After tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.

BROKERAGE
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. The Fund will place all orders for purchases and sales of its portfolio securities through the Fund's President who is answerable to the Fund's Board of Directors. In accordance with rule 17e-1 of the Invest-ment Company Act of 1940, if the Fund's President is also a registered representative of a New York Stock Exchange or NASDAQ Member Firm he may place orders through his concern at as low commission rates as possible and never to exceed rates that are higher than would be available through any other national brokerage firm. The Directors will review each trans-action at least quarterly made with affiliated firms to determine the reasonableness of commissions paid. Any unreasonable charge will be deduct-ed from the fees paid to the Advisor. The Fund's President may select other brokers who meet the primary requirements of execution and price, and also have furnished statistical or other factual information and services which appear helpful or necessary to the Fund's normal operations. No effort will be made in any given circumstance to determine the value of these services or the amount they might have reduced Advisor expenses.

Other than as set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to firms furnishing these materials and services. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid to brokers not affiliated with Fund officers or the Advisor on a monthly basis initially and, after the first year of operation at least semi-annually.

MANAGEMENT OF THE FUND
Shareholders meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determin-ing that the Fund operates in accordance with its stated objectives, polic-ies, and investment restrictions. The Board appoints officers to run the Fund and selects an Investment Advisor to provide investment advice.
(See Investment Advisor, pg. 5). The Board of Directors meets four times a year to review Fund progress and status. In addition, a non-interest-ed Director performs an independent audit whenever requested by the Board.

CUSTODIAN & TRANSFER AGENT
The Fund acts as its own custodian and transfer agent.

SERVICE SYSTEMS - Year 2000 Problems

Many of the services provided to the Fund depend on the smooth functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the service systems fail to process informatio properly, that could have an adverse impact on the Funds' operations and services provided to shareholders. The Advisor, Distributor, Sharehold Servicing and Transfer agent, custodian, and certain other service providers are working toward mitigating the risks associated with the so called "year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Funds' operations and services provided to shareholders will not be adversely affected.

REPORTS TO SHAREHOLDERS
The Fund sends all shareholders annual reports containing certified fi-nancial statements and other periodic reports, at least semiannually, containing unaudited financial statements.

AUDITORS
Landsburg, Platt, Raschiatore & Dalton, Certified Public Accountants Philadelphia, PA. have been selected as the independent accountant and auditor of the Fund. Landsburg, Platt, Reschiatore and Dalton has no direct or indirect financial interest in the Fund or the Advisor.

LITIGATION
As of the date of this prospectus, there was no pending or threatened Litigation involving the Fund in any capacity whatsoever.

ADDITIONAL INFORMATION
This Prospectus omits certain information contained in the registration statement on file with the Securities & Exchange Commission. The reg-istration statement may be inspected without charge at the principal office of the Commission in Washington, D.C. and copies of all or part thereof may be obtained upon payment of the fee prescribed by the Comm-ission. Shareholders may also direct inquiries to the Fund by phone or at the address given on pg. 1 of this Prospectus.

                          SHARE PURCHASE APPLICATION
A)  Please fill out one of the following four types of accounts:
    1) ** Individual Accounts **

   ______________________  __  _____________________     ______________________
           First Name      MI       Last Name             Social Security Number

    2) ** Joint Accounts **

   ______________________  __  _____________________     ______________________
          First Name       MI        Last Name            Social Security Number


   ______________________  __  _____________________     ______________________
          First Name       MI        Last Name            Social Security Number

    3) ** Custodial Accounts **

   ______________________  __  ______________________
   Custodian's First Name  MI   Custodian's Last Name


   ______________________  __  ______________________    ______________________
     Minor's First Name    MI     Minor's Last Name      Minor's Social Sec #

    4) ** All Other Accounts **

   __________________________________________________    ______________________
                     Name of Account                      Tax Identification #
  __________________________________________________
          (Use this second line if you need it)

B) Biographical and other information about the new account:
   Number & Street
____________________________________________________________

   City_______________________________   St_____  Zip__________________________

   Citizen of__________________   Home Phone____________   Bus Phone____________


Dividend Direction:   Reinvest all distributions_________  Pay in Cash__________

Signature of Owner, Trustee or Custodian:

___________________________________

Signature of Joint Owner (if joint account):

___________________________________

           Please make check payable to:     Molter SERIES FUNDS, INC.
Amount of Investment Attached  $______________ (Minimum initial purchase $1,000)
   All applications are accepted in Arizona and under Arizona laws.

FORM W-9
(March 1994)
Department of Treasury
Internal Revenue Service


                          PAYER'S REQUEST FOR TAXPAYER
                             IDENTIFICATION NUMBER

Name as shown on account (if joint account, give name corresponding to TIN)
_________________________________________________

Street Address
_________________________________________________

City, State & Zip Code

_________________________________________________


Part 1.-  Taxpayer Identification Number            Part 2. -Backup Withholding

Social Security Number ______________________       Check if you are NOT subject
                                                    to  backup withholding under
or                                                  the provisions  of  section
                                                    3406(a) (1)(C) of  the  In-
Employer ID Number     ______________________       ternal Revenue Code ________



Certification - Under the penalty  of perjury, I certify  that the  information provided on this form is true, correct and complete.



Signature ___________________________________       Date _______________________

                                    Part B

                      STATEMENT OF ADDITIONAL INFORMATION

                           January 1, 1999

This Statement is not a prospectus, but should  be read in conjunction with  the
Fund's  current  prospectus  dated January 1, 1999.   To obtain the Prospectus,
please write the Fund or call either of the telephone numbers that are shown above.

                               TABLE OF CONTENTS
                  The Fund ................................ 2
                  Objectives & Policies ................... 2
                       Objectives ......................... 2
                       Security Selection Criteria ........ 3
                       Portfolio Turnover Policy .......... 3
                       Nondiversification Policy .......... 3
                  Tax Status .............................. 3
                  Investment Restrictions ................. 4
                  Investment Advisor ...................... 5
                  Officers and Directors of the Fund ...... 6
                  Capitalization .......................... 6
                       Description of Common Stock ........ 6
                       Voting Rights ...................... 7
                       Major Shareholders ................. 7
                  Purchase of Shares - Reinvestment ....... 7
                       Initial Investments ................ 7
                       Subsequent Purchases ............... 7
                       Reinvestments ...................... 7
                       Fractional Shares .................. 7
                  Retirement Plans ........................ 7
                       IRA ................................ 8
                  Pricing of Shares . . . . . . . . . . . . 9
                  Redemption of Shares .................... 9
                  Brokerage ...............................10
                  Auditor's Report ........................11
                  Statement of Assets & Liabilities .......12
                  Statement of Investments in Securities ..13
                  Statement of Operations .................14
                  Statement of Changes in Net Assets ......14
                  Notes to Financial Statements ...........14
                  Supplemental Data .......................14

THE FUND MOLTER SERIES FUNDS, INC. (also referred to as the "Fund") was incorporated in Arizona on June 25, 1997. The Fund's registered office is in Tucson, AZ: mail may be addressed to 6720 East Camino Principal, Suite 100, Tucson AZ. 85715

OBJECTIVES AND POLICIES
Molter Series Funds, Inc. ("the Fund") is an open-end, non-diversified management investment company that seeks capital appreciation through investment in common stocks and/or securities convertible into common stocks. In seeking its objective, except as described below, this Fund will invest exclusively in equity securities. Equity securities are common stocks and preferred stocks and securities convertible into or exchangeable for common stocks or preferred stocks, including American Depository Rec-eipts ("ADR's"). In selecting equity securities, the Advisor will seek to invest in companies which have high earnings growth rates and which current-ly demonstrate superior long term capital appreciation relative to other equity securities and the S&P 500. To achieve its investment objective, the Funds Advisor will pursue a flexible investment strategy emphasizing investment in domestic stocks and to a lesser extent foreign equity securities. Criteria used by the Advisor will be based on the Business Economics, Management Quality, Financial Condition and Stock Price of each business. The Fund's Advisor will invest the assets of the Fund in securities of companies that appear to be undervalued relative to their overall financial and managerial strength. The Advisor follows the investment strategy of investing in securities with "intrinsic values" which are not generally recognized by the market. Current income from these investments will be a subordinate consideration.

Risk Assessment:  Risks associated with the Fund's performance include
Market risks and business risks. There are risks associated with Foreign investments including the possibility of currency Exchange rate fluctuations, revaluation of currencies, lack of publicly Available information about foreign companies, different accounting, auditing and financial reporting standards, less stringent securities regulations, non-negotiable brokerage commissions, different tax provisions, political or social instability and war or expropriation. As is true of almost all securities, there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation.

As a mutual fund, the Fund is subject to market risk. The value of the Fund's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the Fund's underlying port-folio securities. The Fund should not be considered to be a complete invest-ment program by itself. You should consider your own investment objectives as well as your other investments when deciding whether to purchase shares of the Fund.

The Fund invests directly or indirectly in equity securities, such as common stocks, preferred stocks, convertible stocks, and warrants. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Equity securities of smaller companies are especially sensitive to these factors.

The Fund is not intended to provide a balanced investment program to meet all requirements of every investor. No assurance can be given that the Fund will achieve its investment objectives. The prices of equity securities fluctuate based on changes in a company's financial condition and on overall market and financial conditions. The value of an investment in the Fund may some-times decrease instead of increase.

Non-diversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issues. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, political, or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is, therefore, one of only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.

Security Selection Criteria: Criteria used by the Advisor in recommending purchases of securities will be based on the Business Economics, Management Quality, Financial Condition and Security Price of each business. The Fund's Advisor follows the investment strategy of investing in securities with "intrinsic values." The Fund invests primarily in common stocks which the Advisor believes are undervalued at the time of acquisition. The stocks are normally sold when it is believed that they are fairly valued. Using this approach, the Advisor seeks to identify, in advance of purchase, stocks which are inexpensive and a catalyst which will drive the price back to fair value. In making this determination, the Advisor will look for dividend yields greater than the S&P Index, price/earnings ratios less than the S&P 500
Index and price-to-book ratios less than the S&P 500 Index. In keeping with a long-term approach, a security will not be sold because of a short term earnings.

Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might slightly exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.


TAX STATUS
Under the provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, intends to pay out substantially all of its investment income and realized capital gains, and intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest, and gains from securities transactions, no more than 30% of the Fund's profits may be derived from securities held less than three months, and no more than 50% of the Fund assets may be held in security holdings that exceed 5% of the total assets of the Fund at time of purchase.

Distribution of any net long term capital gains realized by the Fund in 1999 will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemption) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

INVESTMENT RESTRICTIONS
By-laws of the Fund provide the following fundamental investment restrict-ions; The Fund may not, except by the approval of a majority of the out-standing shares; i.e. (1) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstand-ing voting securities are present or represented by proxy, or 2) of more than 50% of the outstanding voting securities, whichever is less:
a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(c) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders.
(e) Invest over 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in realestate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if those officers and directors of the Fund or its Investment Advisor owning individually more than 1/2 of 1% of any class of security or collective-ly own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.

(l) Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.
(n) Issue senior securities.

INVESTMENT ADVISOR
Investment Research Associates, Inc. is an Arizona corporation that acts as an Investment Advisor, to the Fund. Mr. Daniel A. Molter will be in charge of day-to-day portfolio management. Investment Research Associates, Inc.
has no previous experience in advising registered investment companies. Mr. Daniel A. Molter and Hester Molter established the company in April 1992.
Mr. Molter has an M.B.A. from the Wharton Graduate School of Business and is a C.P.A. Mr. Molter has held staff and management positions with Mobil Oil, Union Pacific, and was the Chief Financial Officer of Botany 500/McGregor Sportswear. On June 25, 1997 shareholders of the Fund approved a management and Advisory contract with Investment Research Associates, Inc., which was unanimously approved by the Board of Directors June 25, 1997. This Agreement will continue on a year to year basis provided that approval is voted at least annually by specific approval of the Board of Directors of the Fund; or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval. Under the Agreement, Investment Research Associates, Inc. will furnish investment advice to the Directors of the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or disposed. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to Investment Research Associates, Inc. In the event of its assign-ment, the Agreement will terminate automatically. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and directors. For these services the Fund has agreed to pay to Investment Research Associates, Inc. a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds. Not withstanding, the Investment Advisor would forgo sufficient fees to hold the total expenses of the Fund to less than 2.0% of the first $10 million in averaged assets and 1.5% of the next $20 million. These ratios were selected by the Board of Directors because they are believed to meet the most restrictive state requirements.

Pursuant to its contract with the Fund, the Investment Advisor is required to render research, statistical and advisory services to the Fund; to make specific recommendations based on the Fund's investment requirements; and to pay salaries of the Funds' employees who may be officers or directors or employees of the Investment Advisor. Excepting these items, the Fund pays all other fees and expenses incurred in conducting its business aff-airs. The Investment Advisor has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.

OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, age, principal occupations and percent of shares outstanding held during the past five years are:
                                                 Occupation      Percent
   Name and Address       Age   Position         Past 5 Years    of Class

Daniel A. Molter*         58   President        Investment Advisor  50.00%
6720 E Camino Principal        Interested       Investment Research
Suite 100,                     Director         Associates, Inc.
Tucson, AZ  85715

Hester v.H. Molter*       46 	 Vice President   Self-Proprietor     50.00%
6720 E Camino Principal        Interested
Suite 100                      Director
Tucson, AZ  85715              Wife of President

Lane D. Justus            69   Treasurer        Investor             0.00%
4385 N. Camino Cardenal        Non-Interested
Tucson, AZ 85718                Director

Clifford B. Altfeld       46   Secretary        Attorney at Law      0.00%
6273 La Yerba                  Non-Interested
Tucson, AZ 85750               Director

Mary Ann Finlay           50   Vice President   Self-Proprietor      0.00%
5248 Pinehurst Drive		         Non-Interested
Boulder, CO 80301-3791	        Director


* Directors of the Fund who are considered "Interested Directors" as defined by the Investment Company act of 1940. Mr. Molter is President and effective joint owner of the Fund and Mrs. Molter is a Vice President and effective joint owner of the Fund.

The Fund does not compensate its officers and directors affiliated with the Investment Advisor except as they may benefit through payment of the Advisory fee. The Fund does not intend to compensate its officers and directors until assets exceed $2,500,000 although they will be reimbursed for their expenses.

CAPITALIZATION:
In order to provide the initial capital for the Fund, the Advisor has pur-Chased a total 10,000 Shares of the Fund at $10.00 per share for an aggre-gate purchase price of $100,000. As long as the Advisor owns more than 25% of the Fund's shares, it will be deemed to be in "control" of the Fund as that term is defined in the 1940 Act.

Description of Common Stock: The authorized capitalization of the Fund con-sists of 10,000 shares of common stock of $0.01 par value per share.
Each share has equal dividend, distribution and liquidation rights with no conversion or pre-emptive rights. All shares issued are fully paid and non-accessible.

Voting Rights: Each shareholder has one vote for each share held. Voting rights are non-cumulative, which means that holders of a majority of shares can elect all directors of the Fund if they so choose.

Major Shareholders: Investment Research Associates, Inc., as of the date of this Prospectus, own all outstanding shares of the Fund.

PURCHASE OF SHARES:
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of management such termination or rejection is in the best interests of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of invest-ors, a Share Purchase Application form is provided with this Prospectus.
The minimum initial purchase of shares is $1,000 which is due and payable 3 business days after the purchase date. Less may be accepted under special circumstances. The Fund will be initially registered in Arizona and therefore restricted to Arizona residents at the time of purchase. There will be no solicitation of out of the state of Arizona potential share-holders until registration under the Blue Sky laws of the state of resi-dence have been met.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone And are due and payable five business days after the purchase date. The minimum is $500, but less may be accepted under special circumstances.

Reinvestments: The Fund will automatically retain and reinvest dividends and capital gains distributions and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. A Shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholder in cash.

Fractional Shares: Shares will be issued to three decimal places as pur-chased from the fund. The fund will maintain an account for each share-holder of shares for which no certificates have been issued.

RETIREMENT PLANS
Individual Retirement Account: Persons who earn compensation and are not Active participants (and who do not have a spouse who is an active participant) in an employee maintained retirement plan may establish Indi-vidual Retirement Accounts (IRA) using Fund shares. Annual contributions, limited to the lesser of $2,000 or 100% of compensation, are tax deduct-ible from gross income. This IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes within certain specified limits. All individuals may make nondeductible IRA contributions to separate accounts to the extent that they are not eligible for a deduct-ible contribution.

Earnings under the IRA are reinvested and are tax-deferred until withdrawals begin. The maximum annual contribution may be increased to $4,000 if
you have a spouse during the taxable year.   A separate and independent
Spousal IRA must be maintained.

You may begin to make non-penalty withdrawals as early as age 59 1/2 or as late as age 70 1/2. In the event of death or disability, withdrawals may be made before age 59 1/2 without penalty.

A Disclosure Statement is required by U.S. Treasury Regulations. This statement describes the general provisions of the IRA and is forwarded to all prospective IRA's. There is no charge to open and maintain a Molter Series Fund, Inc. Fund IRA. This policy may be changed by the Board of Directors if they deem it to be in the best interests of all share-holders. All IRA's may be revoked within 7 days of their establishment with no penalty.

IRA Enhancements - Taxpayer Relief Act Changes to the Traditional IRA
The 1997 Act restores deductible IRA contributions for individuals at higher income levels. Currently, deductions for IRA contributions are phased out as income increases beyond $40,000 for married taxpayers filing jointly and $25,000 for single taxpayers. Under the Act, these income levels will gradually increase to $80,000 for married taxpayers filing joint by the year 2007 and $50,000 for single taxpayers by the year 2005.
Effective Date:

Nondeductible Tax-Free Roth IRA

The new Roth IRA is funded solely with after-tax (nondeductible) contri-butions, but offers the possibility of tax-free earnings which are not taxed as income when later withdrawn as part of qualified distributions. The prin-cipal features of the new Roth IRA are:
* Tax deductions are not allowed for contributions to the account, but earn-ings accumulate tax-free and are not taxed as income when withdrawn as qualified distributions.
* Income limitations for contributions begin at $150,000 for married tax-payers filing jointly and $95,000 for single taxpayers.
* The maximum contribution is combined with the deductible IRA and is limit-ed annually to the maximum IRA contribution allowed for that individual.
* Transfers from Traditional IRAs to Roth IRAs are allowed for single or married taxpayers with adjusted gross incomes of $100,000 or less.
* Contributions can be made beyond age 70 1/2, while distributions are not required to begin at age 70 1/2. Distributions are only required upon death.


Nondeductible Education IRA

The Education IRA is a trust or custodial account established to help pay the higher-education expenses of your child, grandchild or other designat-ed beneficiary. Like the Roth IRA, this account is funded with after-tax (nondeductible) contributions. The Education IRA has the following princi-pal features:
* Contributions of up to $500 annually are allowed per student (in addition to the $2,000 limit for a separate IRA).
* Qualified distributions are not taxed as income unless they exceed quali-fied higher education expensed, in which case amounts in excess of quali-fied expenses will be taxable as income and subject to the 10% penalty.

* Contributions may be made regardless of whether the beneficiary has gross income, but may not be made after the beneficiary reaches age 18.
* Income limitations for contributions begin for taxpayers whose adjusted gross income is between $150,000 to $160,000 for married taxpayers filing jointly and $95,000 and $110,000 for single taxpayers.

For further information contact your tax advisor.

PRICING OF SHARES
The net asset value of the Fund's shares is determined as of the close of business of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Washington's Birthday, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christmas & New Year's Day. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares out-standing. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair market value. Other assets are valued at fair value as deter-mined in good faith by the Board of Directors.

REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who tenders a request for redemption (if certificates have not been issued)or certificates with respect to shares for which certificates have been issued. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is personally known to management.

The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within three business days After tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.

BROKERAGE
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. The Fund will place all orders for purchases and sales of its portfolio securities through the Fund's President who is answerable to the Fund's Board of Directors. In accordance with rule 17e-1 of the Invest-ment Company Act of 1940, if the Fund's President is also a registered representative of a New York Stock Exchange or NASDAQ Member Firm he may place orders through his concern at as low commission rates as possible and never to exceed rates that are higher than would be available through any other national brokerage firm. The Directors will review each trans-action at least quarterly made with affiliated firms to determine the reasonableness of commissions paid. Any unreasonable charge will be deduct-ed from the fees paid to the Advisor. The Fund's President may select other brokers who meet the primary requirements of execution and price, and also have furnished statistical or other factual information and services which appear helpful or necessary to the Fund's normal operations. No effort will be made in any given circumstance to determine the value of these services or the amount they might have reduced Advisor expenses.

Other than as set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to firms furnishing these materials and services. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid to brokers not affiliated with Fund officers or the Advisor on a monthly basis initially and, after the first year of operation at least semi-annually.

                      Landsburg Platt Raschiatore & Dalton
                         Certified Public Accouintants
       117 South 17th Street  13thFloor  Philadelphia, Pennsylvania  19103
                        215-561-6633   FAX  214-561-2070





                        Independent Auditors' Report


To the Shareholders and
Board of Directors of
Molter Series Funds, Inc.


We have audited the accompanying statement of assets and liabilities of Molter Series Funds, Inc. as of November 30, 1998. This statement of assets and liabilities is the responsibility of the Funds' management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Molter Series Funds, Inc. as of November 30, 1998 in conformity with generally accepted accounting principles.





Landsburg Platt Raschiatore & Dalton
Philadelphia, Pennsylvania
December 30, 1998

                           MOLTER SERIES FUNDS, INC.
                     Statement of Assets and Liabilities
                                 November 30, 1998


Assets

   Cash                                                  $100,000
                                                         ========

Liabilities

   Net assets (equivalent to $10.00/per
   share based on 10,000 shares of
   capital stock outstanding.
   10,000,000 shares authorized, $.01 par value)         $100,000
                                                        =========

Composition of net assets

   Shares of common stock                                $    100

   Paid in capital                                         99,900
                                                          -------
       Net assets, November 30, 1998                     $100,000
                                                         ========




The accompanying notes are an integral part of these financial statements.

                             MOLTER SERIES FUNDS, INC.
                 Notes to the Statement of Assets and Liabilities
                                 November 30, 1998

NOTE 1     Organization
           Molter Series Funds, Inc. (the "Fund") was organized as a corporation in Arizona on June 25, 1997. The Fund had no operations since that date other than matters relating to its organization and registration as an open-end non-diversified management investment company under the Investment Company
           Act of 1940 and its securities under the Securities Act of 1933, the sales and issuance of 10,000 shares of common stock ("initial shares") to its initial investor on November 30, 1998.

NOTE 2     Organization costs
           Organizational costs will be borne by the Fund's Investment
           Advisor.

NOTE 3     Registration fees
           Registration fees will be borne by the Fund's Investment Advisor.

NOTE 4     Pre-registration costs
           All costs incurred during Pre-registration, include the "seed money audit" will be absorbed by the Investment Advisor.

Organization: Molter Series Funds, Inc. (the "Fund") was incorporated on June 25, 1997 and commenced operations on January 1, 1999. The Fund has no operations prior to the commencement of operations other than matters relating to its organization and registration as an open-end non-diversif-ied management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933, the sale and issuance of 10,000 shares of common stock ("initial shares") to its ini-tial investors on November 30, 1998.

Significant Accounting Policies: Accounting policies consistently followed by the Fund in the preparation of its financial statements are in conform-ity with generally accepted accounting principles and include:
Security valuations - The Fund values investment secuities, where market quotations are available, at market value based on the last recorded sales prices as reported by the principal securities exchange on which the secur-ity is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Short term investments are valued at cost, approximating market value.

Federal income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distribution to shareholders - The Fund intends to distrbute to share-holders substantially all of its net investment income, if any, and net realized capital gains, if any, at year end.
Organizational costs and Registration fees - Organizational costs and Registration fees were all borne by the Fund's Investment Advisor.

Other - The Fund records security transactions on the trade date. Speci-fic identification is used for determining gains or losses for financial statements & income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

NOTE 2 INVESTMENT ADVISORY AGREEMENT & OTHER RELATED
TRANSACTIONS: The Fund has an investment advisory agreement with Invest-ment Research Associates, Inc., whereby Investment Research Associates, Inc. receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. In accordance with State Regulations, Invest-ment Research Associates, Inc. has agreed to reimburse the Fund to hold the Fund's aggregate annual operating expenses to 2.0% of the first $10,000,000 and 1.5% of the average net assets over $10,000,000. Mr. Daniel Molter is the President and effective joint owner of the Fund and Mrs. Hester Molter is the Vice-President and effective joint owner of the Fund.

NOTE 3 INVESTMENTS:  Not Applicable

NOTE 4 CAPITAL SHARE TRANSACTIONS: As of November 30, 1998 there were 10,000 shares of capital stock with a nominal net asset value of $10.00 per share outstanding aggregating $100,000.

                            FORM N-1A
                    PART C - OTHER INFORMATION

a.       Contents                                    Page #

1.  Financial Statements & Exhibits                   1
2.  Control Persons                                   1
3.  Number of Shareholders                            1
4.  Indemnification                                   1
5.  Activities of Investment Advisor                  2
6.  Principal Underwriters                            2
7.  Location of Accounts & Records                    2
8.  Management Services                               2
9.  Distribution Expenses                             2
10. Undertakings                                      2
11. Auditor's Consent                                 3
12. Signatures                                        4

b. Exhibits
1.  Articles of Incorporation                         3 i
2.  By-Laws                                           3 ii
3.  Investment Advisory Contract                      10 i
4.  Reimbursement Agreements - Officers/Directors     10 ii

1. a. Financial Statements -  Will be supplied with audit.
A post-effective amendment containing reasonably current financial state-ments which will not be certified will be filed with the Securities and Exchange Commission within 4 to 6 months of the effective date of this filing.

b. Exhibits - All exhibits believed to be applicable to this filing include:
(3.i)    Articles of Incorporation
(3.ii)   By-Laws
(10.1)   Investment Advisory Contract
(10.2)   Reimbursement Agreements with Officers and/or Directors

2.    Control Persons - Not applicable

3. Number of Shareholders - There is 1 shareholder of the Molter Series Funds, Inc. Fund, as of this filing.

4. Indemnification - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemni-fication against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Indemnification of Officers, Directors, Employees and Agents: Subject to
the further provisions hereof, the Corporation shall indemnify any and all of its existing and former directors, officers, employees, and agents
against all	expenses incurred by them and each of them, including but not
limited to 	legal fees, judgment, penalties and amounts paid in settlement or compromise, which may arise or be incurred, rendered, or levied in any legal action brought or threatened against any of them for or on account or omission alleged to have been committed while acting within the scope of employment as director, officer, employee, or agent of the Corporation, whether or not any action is or has been filed against them and whether or not any settlement or compromise is approved by a court. No such indemnification shall be available with respect to liabilities under the Securities Act of 1933, and the Corporation shall have the right to refuse indemnification in any instance in which the person to whom indemnification would otherwise have been applicable shall have unreasonably refused to permit the Corporation, at its own expense through counsel of its own choosing, to defend him or her in the action.

5. Activities of Investment Advisor - The Molter Series Funds, Inc.'s activity at the present time is performance on its Investment Advisory Contract currently effective with Investment Research Associates, Inc. Mr. Dan Molter, owner, officer and director of Investment Research Assoc-iates, Inc., is also President of the Bookkeeper Corporation.

6.  Principal Underwriter - The Fund acts as its own underwriter.

7. Location of Accounts & Records - All fund records are held at Corporate headquarters - 6720 E Camino Principal, Suite 100, Tucson AZ 85715 - with the exception of security certifications which are in a safe deposit box at the Bank of America, 7077 E. Tanque Verde Rd., Tucson, AZ. 85750

8.     Not applicable


9. Distribution Expenses - The fund currently bears no distribution expenses.

10.    Not applicable

CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
TO BE SUPPLIED

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Invest-ment Company Act o f 1940, the MOLTER SERIES FUNDS, INC. certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona, on the 1st day of August 1997.

                                         MOLTER SERIES FUNDS, INC.


                                                Daniel A. Molter
                                                President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                   Title                           Date

Daniel A. Molter      President, Chairman of the Board     December 19, 1998
                      & Director

Hester VH. Molter     Vice President & Director            December 19, 1998

Lane D. Justus 	    Treasurer & Director                 December 19, 1998

Mary Ann Finlay	    Vice President & Director            December 19, 1998

Clifford B. Altfeld   Secretary & Director                 December 19, 1998

Darla Rogers          Assistant Secretary/Treasurer        December 19, 1998